UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			August 12, 2004

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		37

Form 13F Information Table Value Total:	     888,072


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

Advisory Board Co.                   COMM          00762W107       4272      119,989     SH     SOLE           119,989
AMN Healthcare Services, Inc         COMM          001744101      57462    3,758,153     SH     SOLE         3,758,153
AutoImmune Inc.                      COMM          052776101        834    1,042,800     SH     SOLE         1,042,800
Allied Capital Corp                  COMM          01903Q108       7634      312,600     SH     SOLE           312,600
Activision, Inc                      COMM          004930202      15900    1,000,000     SH     SOLE         1,000,000
Biolase Technology Inc.              COMM          090911108       3298      245,000     SH     SOLE           245,000
Berkshire Hathaway Inc. Class B      COMM          084670207      37307       12,625     SH     SOLE            12,625
Cameco Corporation                   COMM          13321L108      50827      867,200     SH     SOLE           867,200
Cross Country Healthcare, Inc        COMM          227483104      60962    3,358,800     SH     SOLE         3,358,800
3Com Corporation                     COMM          885535104        541       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      22887      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109       2165       70,392     SH     SOLE            70,392
Devon Energy Corporation             COMM          25179M103       6583       99,748     SH     SOLE            99,748
El Paso Corp                         COMM          28336L109      74782    9,490,100     SH     SOLE         9,490,100
Genitope Corporation                 COMM          37229P507       2221      225,000     SH     SOLE           225,000
Hanover Compressor                   COMM          410768105      62501    5,252,200     SH     SOLE         5,252,200
World Fuel Services Co               COMM          981475106      13141      291,500     SH     SOLE           291,500
i2 Technologies, Inc.                COMM          465754109        147      164,800     SH     SOLE           164,800
Krispy Kreme Doughnuts               COMM          501014104       7827      410,000     SH     SOLE           410,000
Kohls Corporation                    COMM          500255104      38538      911,500     SH     SOLE           911,500
National Semiconductor Corp          COMM          637640103       2587      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      37686    4,524,132     SH     SOLE         4,524,132
Occidental Petroleum Corp.           COMM          674599105      48884    1,009,800     SH     SOLE         1,009,800
Palm, Inc                            COMM          69713P107        223        6,424     SH     SOLE             6,424
Persistence Software, Inc.           COMM          715329207        591      146,530     SH     SOLE           146,530
PalmSource, Inc                      COMM          697154102         34        1,991     SH     SOLE             1,991
Pain Therapeutics, Inc.              COMM          69562K100       8181    1,015,000     SH     SOLE         1,015,000
PYR Energy Corporation               COMM          693677106       3125    3,634,000     SH     SOLE         3,634,000
Symbol Technologies                  COMM          871508107      44276    3,003,800     SH     SOLE         3,003,800
SeaChange International, Inc.        COMM          811699107      42917    2,542,500     SH     SOLE         2,542,500
San Juan Basin Royalty Tr            COMM          798241105       6899      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      48972    1,267,400     SH     SOLE         1,267,400
Talk America Holdings                COMM          87426R202       5200      678,000     SH     SOLE           678,000
VIVUS, Inc.                          COMM          928551100         37       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107      82337    7,001,486     SH     SOLE         7,001,486
XM Satellite Radio Holdings-Class A  COMM          983759101      73468    2,692,108     SH     SOLE         2,692,108
Zymogenetics Inc.                    COMM          98985T109      12825      675,000     SH     SOLE           675,000

06/3004 EDGAR FILING Form 13F